Not FDIC Insured May Lose Value No Bank Guarantee
4021-Q1PH

Schedule of Investments
(unaudited)
Franklin Floating Rate Master Series 2
Notes to Schedule of Investments 18

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), October 31, 2025
Franklin Floating Rate Master Series
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Hotels, Restaurants & Leisure
a
24 Hour Fitness Worldwide, Inc. .................. United States 666,669 $ 28,333 0.01
a
Machinery
b
UTEX Industries, Inc. .......................... United States 120,386 6,247,826 1.44
Oil, Gas & Consumable Fuels
a
Talos Energy, Inc. ............................. United States 106,592 1,045,668 0.24
a
Total Common Stocks (Cost $14,126,648) ...............................
7,321,827 1.69
Management Investment Companies
Capital Markets
c
Franklin Senior Loan ETF ....................... United States 112,166 2,676,841 0.62
d
Invesco Senior Loan ETF ....................... United States 191,000 3,991,900 0.92
6,668,741 1.54
Total Management Investment Companies (Cost $6,846,783) ..............
6,668,741 1.54
Warrants
a a a a a
Warrants
Machinery
a,b
UTEX Industries, Inc. , 12/05/25 ................... United States 321 — 0.00
Total Warrants (Cost $–) ...............................................
— 0.00
Principal
Amount
*
a
Corporate Bonds
Aerospace & Defense
e
TransDigm, Inc., Senior Secured Note, 144A, 6.25%,
1/31/34 ................................... United States 122,000 126,176 0.03
Air Freight & Logistics
d,e
Rand Parent LLC, Senior Secured Note, 144A, 8.5%,
2/15/30 ................................... United States 950,000 972,035 0.23
Capital Markets
e
Jane Street Group / JSG Finance, Inc., Senior Secured
Note, 144A, 6.125%, 11/01/32 .................. United States 1,668,000 1,698,751 0.39
Chemicals
e
SCIH Salt Holdings, Inc., Senior Secured Note, 144A,
4.875%, 5/01/28 ............................. United States 1,100,000 1,088,694 0.25
Commercial Services & Supplies
e
Allied Universal Holdco LLC, Senior Secured Note, 144A,
7.875%, 2/15/31 ............................. United States 500,000 521,125 0.12
e
Neptune Bidco US, Inc., Senior Secured Note, 144A,
9.29%, 4/15/29 ............................. United States 1,200,000 1,186,092 0.27
1,707,217 0.39
Containers & Packaging
e
Clydesdale Acquisition Holdings, Inc., Senior Secured
Note, 144A, 6.75%, 4/15/32 .................... United States 100,000 100,421 0.02
Entertainment
e
Banijay Entertainment SAS, Senior Secured Note, 144A,
8.125%, 5/01/29 ............................. France 600,000 623,187 0.14

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Ground Transportation
e
Albion Financing 1 SARL / Aggreko Holdings, Inc., Senior
Secured Note, 144A, 7%, 5/21/30 ............... Luxembourg 311,900 $ 322,686 0.08
e
First Student Bidco, Inc. / First Transit Parent, Inc., Senior
Secured Note, 144A, 4%, 7/31/29 ............... United States 500,000 483,849 0.11
806,535 0.19
Health Care Equipment & Supplies
e
Bausch + Lomb Corp., Senior Secured Note, 144A,
8.375%, 10/01/28 ............................ United States 320,000 334,800 0.08
Hotels, Restaurants & Leisure
e
Brightstar Lottery plc, Senior Secured Note, 144A, 5.25%,
1/15/29 ................................... United States 400,000 399,248 0.09
e
Caesars Entertainment, Inc., Senior Secured Note, 144A,
6.5%, 2/15/32 .............................. United States 1,400,000 1,412,533 0.33
Great Canadian Gaming Corp. / Raptor LLC ,
e
Senior Secured Note, 144A, 8.75%, 11/15/29 ....... Canada 1,930,000 1,888,712 0.43
3,700,493 0.85
Independent Power and Renewable Electricity Producers
e
Calpine Corp., Senior Secured Note, 144A, 4.5%, 2/15/28 United States 1,100,000 1,098,005 0.25
Insurance
e
Acrisure LLC / Acrisure Finance, Inc., Senior Secured
Note, 144A, 4.25%, 2/15/29 .................... United States 529,400 508,649 0.12
e
Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer ,
Senior Note, 144A, 6.75%, 10/15/27 .............. United States 1,700,000 1,707,613 0.39
Senior Secured Note, 144A, 6.5%, 10/01/31 ........ United States 1,500,000 1,540,105 0.36
3,756,367 0.87
IT Services
e
Fortress Intermediate 3, Inc., Senior Secured Note, 144A,
7.5%, 6/01/31 .............................. United States 600,000 626,394 0.15
Media
e
McGraw-Hill Education, Inc., Senior Secured Note, 144A,
7.375%, 9/01/31 ............................. United States 100,000 102,721 0.02
Passenger Airlines
e
Allegiant Travel Co., Senior Secured Note, 144A, 7.25%,
8/15/27 ................................... United States 926,000 936,997 0.22
e
American Airlines, Inc., Senior Secured Note, 144A,
8.5%, 5/15/29 .............................. United States 1,300,000 1,357,079 0.31
e
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.,
Senior Secured Note, 144A, 5.5%, 4/20/26 ......... United States 314,883 315,880 0.07
e
United Airlines, Inc., Senior Secured Note, 144A, 4.375%,
4/15/26 ................................... United States 1,165,000 1,163,323 0.27
3,773,279 0.87
Software
e
Cloud Software Group, Inc., Secured Note, 144A, 9%,
9/30/29 ................................... United States 1,100,000 1,138,715 0.26
Wireless Telecommunication Services
e
Vmed O2 UK Financing I plc, Senior Secured Bond,
144A, 4.25%, 1/31/31 ......................... United Kingdom 360,000 328,955 0.08
Total Corporate Bonds (Cost $21,569,178) ...............................
21,982,745 5.07

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a
a
Country
Principal
Amount
*
a Value
% of Net
Assets
a
a a a a a
Senior Floating Rate Interests
f
Aerospace & Defense
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term
Loan, B1 , 5.965% , ( 1-month SOFR + 2% ), 10/31/31 .. United States 429,260 $ 430,467 0.10
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term
Loan, B2 , 5.965% , ( 1-month SOFR + 2% ), 10/31/31 .. United States 163,277 163,736 0.04
Signia Aerospace LLC, First Lien, CME Term Loan ,
6.918% , ( 1-month SOFR + 2.75%; 3-month SOFR +
2.75% ), 12/11/31 ............................ United States 712,462 714,247 0.16
TransDigm, Inc., First Lien, CME Term Loan, J , 6.502% ,
( 3-month SOFR + 2.5% ), 2/28/31 ................ United States 1,275,314 1,278,483 0.30
TransDigm, Inc., First Lien, CME Term Loan, K , 6.252% ,
( 3-month SOFR + 2.25% ), 3/22/30 ............... United States 2,000,000 2,003,880 0.46
TransDigm, Inc., First Lien, CME Term Loan, M , 6.502% ,
( 3-month SOFR + 2.5% ), 8/19/32 ................ United States 1,161,290 1,162,997 0.27
5,753,810 1.33
a a a a a a
f
Air Freight & Logistics
Clue Opco LLC, First Lien, CME Term Loan, B , 8.338% ,
( 3-month SOFR + 4.5% ), 12/19/30 ............... United States 2,972,523 2,896,976 0.67
Rand Parent LLC, First Lien, CME Term Loan, B , 7.002% ,
( 3-month SOFR + 3% ), 3/18/30 ................. United States 2,573,159 2,530,277 0.58
5,427,253 1.25
a a a a a a
f
Automobile Components
Adient US LLC, First Lien, CME Term Loan, B2 , 6.215% ,
( 1-month SOFR + 2.25% ), 1/31/31 ............... United States 1,163,377 1,166,355 0.27
g
American Axle & Manufacturing, Inc., First Lien,
Incremental CME Term Loan, C , 7.408% , ( 12-month
SOFR + 3.25% ), 2/24/32 ...................... United States 945,274 940,547 0.22
Clarios Global LP, First Lien, 2024 Dollar CME Term
Loan , 6.465% , ( 1-month SOFR + 2.5% ), 5/06/30 .... United States 581,224 582,134 0.14
Clarios Global LP, First Lien, Amendment No. 6 Dollar
CME Term Loan , 6.715% , ( 1-month SOFR + 2.75% ),
1/28/32 ................................... United States 1,609,724 1,616,767 0.37
DexKo Global, Inc., First Lien, 2023 Incremental CME
Term Loan , 8.215% , ( 1-month SOFR + 4.25% ),
10/04/28 .................................. United States 1,285,545 1,273,332 0.29
DexKo Global, Inc., First Lien, Closing Date Dollar
CME Term Loan , 7.829% , ( 1-month SOFR + 3.75% ),
10/04/28 .................................. United States 1,410,164 1,391,415 0.32
First Brands Group LLC, First Lien, 2021 CME Term
Loan , 9.57% , ( 3-month SOFR + 5% ), 3/30/27 ....... United States 2,237,469 745,077 0.17
First Brands Group LLC, First Lien, 2022-2 Incremental
CME Term Loan , 9.57% , ( 3-month SOFR + 5% ),
3/30/27 ................................... United States 2,298,000 765,234 0.18
g
First Brands Group LLC, First Lien, Debtor-In-Possession
CME Term Loan , 5.679% , ( 1-month SOFR + 1.55% ),
6/29/26 ................................... United States 725,774 772,042 0.18
First Brands Group LLC, Second Lien, 2021 CME Term
Loan , 13.07% , ( 3-month SOFR + 8.5% ), 3/30/28 .... United States 1,871,447 43,979 0.01
9,296,882 2.15
a a a a a a
Automobiles
f
American Trailer World Corp., First Lien, CME Term Loan,
B , 7.815% , ( 1-month SOFR + 3.75% ), 3/03/28 ...... United States 1,152,329 1,024,853 0.24
Beverages
f
Primo Brands Corp., First Lien, 2025 Refinancing CME
Term Loan , 6.252% , ( 3-month SOFR + 2.25% ), 3/31/28 United States 1,683,040 1,689,394 0.39

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Broadline Retail
Peer Holding III BV, First Lien, CME Term Loan, B4B ,
6.502% , ( 3-month SOFR + 2.5% ), 10/28/30 ........ Netherlands 119,093 $ 119,745 0.03
Peer Holding III BV, First Lien, CME Term Loan, B5B ,
6.502% , ( 3-month SOFR + 2.5% ), 7/01/31 ......... Netherlands 1,695,132 1,704,244 0.39
g
Peer Holding III BV, First Lien, CME Term Loan, B8 ,
6.017% , ( 12-month SOFR + 2.25% ), 9/29/32 ....... Netherlands 320,052 320,652 0.07
2,144,641 0.49
a a a a a a
f
Building Products
Chariot Buyer LLC, First Lien, Amendment No. 5
Incremental CME Term Loan , 7.163% , ( 1-month SOFR
+ 3% ), 9/08/32 .............................. United States 490,000 492,144 0.11
Cornerstone Building Brands, Inc., First Lien, CME Term
Loan, C , 8.532% , ( 1-month SOFR + 4.5% ), 5/15/31 .. United States 813,699 717,584 0.17
Cornerstone Building Brands, Inc., First Lien, New CME
Term Loan, B , 7.382% , ( 1-month SOFR + 3.25% ),
4/12/28 ................................... United States 1,310,212 1,203,391 0.28
MIWD Holdco II LLC, First Lien, 2024 Incremental CME
Term Loan , 6.715% , ( 1-month SOFR + 2.75% ), 3/28/31 United States 1,529,777 1,534,083 0.35
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1 ,
6.215% , ( 1-month SOFR + 2.25% ), 4/14/31 ........ United States 1,436,498 1,440,413 0.33
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 ,
6.215% , ( 1-month SOFR + 2.25% ), 3/19/29 ........ United States 1,837,508 1,841,743 0.43
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 ,
6.215% , ( 1-month SOFR + 2.25% ), 2/10/32 ........ United States 1,262,621 1,265,582 0.29
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME
Term Loan , 6.977% , ( 1-month SOFR + 3% ), 3/30/29 . United States 224,257 224,817 0.05
8,719,757 2.01
a a a a a a
f
Capital Markets
Aretec Group, Inc., First Lien, CME Term Loan, B3 ,
7.465% , ( 1-month SOFR + 3.5% ), 8/09/30 ......... United States 1,262,361 1,268,307 0.29
Ascensus Holdings, Inc., First Lien, 2024 CME Term
Loan, B , 6.965% , ( 1-month SOFR + 3% ), 8/02/28 .... United States 1,665,256 1,669,161 0.38
Edelman Financial Engines Center LLC (The), First Lien,
Initial CME Term Loan , 6.965% , ( 1-month SOFR + 3% ),
4/07/28 ................................... United States 1,502,111 1,508,938 0.35
Edelman Financial Engines Center LLC (The), Second
Lien, 2024 Refinancing CME Term Loan , 9.215% ,
( 1-month SOFR + 5.25% ), 10/20/28 .............. United States 1,300,000 1,304,062 0.30
GIH Borrower LLC, First Lien, CME Term Loan, B ,
6.502% , ( 3-month SOFR + 2.5% ), 11/26/31 ........ United States 468,898 471,439 0.11
GTCR Everest Borrower LLC, First Lien, 2025 CME Term
Loan , 6.752% , ( 3-month SOFR + 2.75% ), 9/05/31 ... United States 691,302 694,033 0.16
Jane Street Group LLC, First Lien, Extended CME Term
Loan , 6.197% , ( 3-month SOFR + 2% ), 12/15/31 ..... United States 1,641,848 1,628,606 0.37
Nexus Buyer LLC, First Lien, Amendment No. 10 CME
Term Loan , 7.965% , ( 1-month SOFR + 4% ), 7/31/31 . United States 677,419 679,706 0.16
h
Russell Investments US Institutional Holdco, Inc., First
Lien, 2027 CME Term Loan , PIK, 8.965% , ( 1-month
SOFR + 5% ), 5/28/27 ......................... United States 2,538,968 2,465,880 0.57
Victory Capital Holdings, Inc., First Lien, CME Term Loan,
B3 , 4.102% , ( 3-month SOFR + 0.1% ), 9/23/32 ...... United States 500,000 503,125 0.12
12,193,257 2.81
a a a a a a
f
Chemicals
Hexion Holdings Corp., First Lien, 2024 Refinancing CME
Term Loan , 8.131% , ( 1-month SOFR + 4% ), 3/15/29 . United States 1,716,332 1,687,523 0.39

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Chemicals (continued)
Hexion Holdings Corp., Second Lien, Initial CME Term
Loan , 11.502% , ( 1-month SOFR + 7.438% ), 3/15/30 .. United States 1,144,784 $ 1,124,035 0.26
INEOS US Finance LLC, First Lien, 2030 Dollar CME
Term Loan , 7.215% , ( 1-month SOFR + 3.25% ), 2/18/30 Luxembourg 509,652 439,019 0.10
INEOS US Petrochem LLC, First Lien, New CME Term
Loan, B1 , 8.315% , ( 1-month SOFR + 4.25% ), 4/02/29 United States 1,511,119 1,264,300 0.29
Lummus Technology Holdings V LLC, First Lien,
Amendment No. 4 Refinancing CME Term Loan, B ,
6.465% , ( 1-month SOFR + 2.5% ), 12/31/29 ........ United States 810,801 810,379 0.19
Nouryon Finance BV, First Lien, November 2024 Dollar
CME Term Loan, B1 , 7.036% , ( 3-month SOFR +
3.25% ), 4/03/28 ............................. Netherlands 1,168,638 1,169,368 0.27
SCIH Salt Holdings, Inc., First Lien, Incremental CME
Term Loan, B1 , 7.197% , ( 6-month SOFR + 3% ),
1/31/29 ................................... United States 2,033,440 2,043,495 0.47
Vibrantz Technologies, Inc., First Lien, Initial CME Term
Loan , 8.327% , ( 3-month SOFR + 4.25% ), 4/23/29 ... United States 1,205,549 941,268 0.22
9,479,387 2.19
a a a a a a
f
Commercial Services & Supplies
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan , 7.315% , ( 1-month
SOFR + 3.25% ), 8/20/32 ...................... United States 1,980,407 1,990,675 0.46
Aramark Services, Inc., First Lien, CME Term Loan, B8 ,
6.16% , ( 1-month SOFR + 2%; 3-month SOFR + 2% ),
6/24/30 ................................... United States 314,650 315,682 0.07
Filtration Group Corp., First Lien, 2025 Incremental Dollar
CME Term Loan, B , 6.715% , ( 1-month SOFR + 2.75% ),
10/23/28 .................................. United States 3,283,800 3,300,564 0.76
Madison IAQ LLC, First Lien, 2025 Incremental CME
Term Loan , 7.452% , ( 6-month SOFR + 3.25% ), 5/06/32 United States 1,496,250 1,503,731 0.35
Madison IAQ LLC, First Lien, Initial CME Term Loan ,
6.702% , ( 6-month SOFR + 2.5% ), 6/21/28 ......... United States 1,773,331 1,778,828 0.41
Neptune Bidco US, Inc., First Lien, Dollar CME Term
Loan, B , 9.012% , ( 3-month SOFR + 5% ), 4/11/29 .... United States 2,508,111 2,428,792 0.56
PG Polaris BidCo SARL, First Lien, Initial CME Term
Loan , 6.715% , ( 1-month SOFR + 2.75% ), 3/26/31 ... Luxembourg 1,161,386 1,167,338 0.27
Pitney Bowes, Inc., First Lien, CME Term Loan, B ,
7.715% , ( 1-month SOFR + 3.75% ), 3/19/32 ........ United States 2,587,000 2,587,815 0.60
Prime Security Services Borrower LLC, First Lien, 2024-1
Refinancing CME Term Loan, B1 , 6.129% , ( 6-month
SOFR + 2% ), 10/15/30 ........................ United States 1,234,249 1,233,595 0.28
Reworld Holding Corp., First Lien, 2025 Incremental CME
Term Loan , 6.265% , ( 1-month SOFR + 2.25% ), 1/15/31 United States 727,273 726,818 0.17
Reworld Holding Corp., First Lien, CME Term Loan, B ,
6.252% , ( 1-month SOFR + 2.25% ), 11/30/28 ....... United States 449,910 451,037 0.10
Reworld Holding Corp., First Lien, CME Term Loan, C ,
6.252% , ( 1-month SOFR + 2.25% ), 11/30/28 ....... United States 25,010 25,073 0.01
Spin Holdco, Inc., First Lien, Initial CME Term Loan ,
8.393% , ( 3-month SOFR + 4% ), 3/06/28 .......... United States 1,436,625 1,205,997 0.28
18,715,945 4.32
a a a a a a
Communications Equipment
f
Delta Topco, Inc., First Lien, Fourth Amendment
Refinancing CME Term Loan , 6.876% , ( 1-month SOFR
+ 2.75% ), 11/30/29 ........................... United States 2,947,701 2,918,593 0.67

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Construction & Engineering
g
Artera Services LLC, First Lien, CME Term Loan, C ,
8.502% , ( 3-month SOFR + 4.5% ), 2/18/31 ......... United States 2,601,352 $ 2,226,523 0.51
Brand Industrial Services, Inc., First Lien, CME Term
Loan, C , 8.796% , ( 3-month SOFR + 4.5% ), 8/01/30 .. United States 1,851,765 1,643,442 0.38
Chromalloy Corp., First Lien, CME Term Loan , 7.226% ,
( 3-month SOFR + 3.25% ), 3/27/31 ............... United States 855,743 860,188 0.20
DG Investment Intermediate Holdings 2, Inc., First Lien,
Closing Date Initial CME Term Loan , 7.715% , ( 1-month
SOFR + 3.75% ), 7/09/32 ...................... United States 295,302 296,411 0.07
Red SPV LLC, First Lien, Initial CME Term Loan , 6.281% ,
( 1-month SOFR + 2.25% ), 3/15/32 ............... United Kingdom 894,920 894,920 0.20
Zekelman Industries, Inc., First Lien, 2024 CME Term
Loan , 6.265% , ( 1-month SOFR + 2.25% ), 1/24/31 ... United States 381,153 382,156 0.09
6,303,640 1.45
a a a a a a
Consumer Finance
f
Shift4 Payments LLC, First Lien, Amendment No. 2 CME
Term Loan , 6.502% , ( 3-month SOFR + 2.5% ), 6/30/32 United States 577,939 582,516 0 .13
Consumer Staples Distribution & Retail
f
Boots Group Bidco Ltd. (The), First Lien, Closing Date
Dollar CME Term Loan , 7.705% , ( 3-month SOFR +
3.5% ), 8/30/32 .............................. United Kingdom 401,384 403,642 0.09
f
Containers & Packaging
Charter Next Generation, Inc., First Lien, 2024
Replacement CME Term Loan , 6.798% , ( 1-month
SOFR + 2.75% ), 11/29/30 ..................... United States 3,527,339 3,544,217 0.82
Clydesdale Acquisition Holdings, Inc., First Lien, 2025
Incremental Closing Date CME Term Loan, B , 7.215% ,
( 1-month SOFR + 3.25% ), 4/01/32 ............... United States 2,319,310 2,316,863 0.54
b
Kleopatra Finco SARL, First Lien, USD CME Term Loan,
B , 13.991% , ( 1-month SOFR + 10% ), 11/27/25 ...... Luxembourg 256,304 228,527 0.05
Klockner Pentaplast of America, Inc., First Lien, USD
CME Term Loan, B , 9.044% , ( 6-month SOFR + 4.75% ),
2/12/26 ................................... Luxembourg 2,515,925 1,111,737 0.26
Mauser Packaging Solutions Holding Co., First Lien,
Initial CME Term Loan , 7.129% , ( 1-month SOFR + 3% ),
4/15/27 ................................... United States 1,008,648 1,010,620 0.23
ProAmpac PG Borrower LLC, First Lien, 2024 CME Term
Loan, B , 8.195% , ( 3-month SOFR + 4% ), 9/15/28 .... United States 1,602,344 1,604,435 0.37
9,816,399 2.27
a a a a a a
f
Distributors
BCPE Empire Holdings, Inc., First Lien, Amendment
No. 8 Incremental CME Term Loan , 7.413% , ( 1-month
SOFR + 3.25% ), 12/11/30 ..................... United States 1,540,345 1,540,738 0.36
Core & Main LP, First Lien, CME Term Loan, E , 5.991% ,
( 1-month SOFR + 2% ), 2/10/31 ................. United States 517,145 517,791 0.12
Verde Purchaser LLC, First Lien, Second Refinancing
CME Term Loan , 8.002% , ( 3-month SOFR + 4% ),
11/30/30 .................................. United States 3,074,202 2,960,595 0.68
5,019,124 1.16
a a a a a a
f
Diversified Consumer Services
Ascend Learning LLC, First Lien, Initial CME Term Loan ,
6.965% , ( 1-month SOFR + 3% ), 12/11/28 .......... United States 1,431,338 1,432,383 0.33
Learning Care Group US No. 2, Inc., First Lien, CME
Term Loan, B , 7.934% , ( 3-month SOFR + 4% ), 8/11/28 United States 397,896 391,330 0.09

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Diversified Consumer Services (continued)
Mavis Tire Express Services Topco Corp., First Lien, 2025
Incremental CME Term Loan , 7.199% , ( 3-month SOFR
+ 3% ), 5/04/28 .............................. United States 1,141,047 $ 1,144,693 0.26
Pre-Paid Legal Services, Inc., First Lien, Initial CME Term
Loan , 7.215% , ( 1-month SOFR + 3.25% ), 12/07/28 .. United States 555,413 519,314 0.12
Spring Education Group, Inc., First Lien, CME Term Loan ,
7.252% , ( 3-month SOFR + 3.25% ), 9/30/30 ........ United States 462,329 464,352 0.11
Wand NewCo 3, Inc., First Lien, Initial CME Term Loan ,
6.465% , ( 1-month SOFR + 2.5% ), 1/30/31 ......... United States 611,509 610,852 0.14
4,562,924 1.05
a a a a a a
Diversified Telecommunication Services
f,h
Zayo Group Holdings, Inc., First Lien, Initial Dollar CME
Term Loan , PIK, 7.579% , ( 1-month SOFR + 3.5% ),
3/11/30 ................................... United States 1,721,810 1,648,366 0.38
f
Electric Utilities
Alpha Generation LLC, First Lien, Initial CME Term Loan,
B , 5.965% , ( 1-month SOFR + 2% ), 9/30/31 ........ United States 997,481 999,860 0.23
Hamilton Projects Acquiror LLC, First Lien, Initial CME
Term Loan , 6.465% , ( 1-month SOFR + 2.5% ), 5/30/31 United States 517,114 520,346 0.12
1,520,206 0.35
a a a a a a
f
Electrical Equipment
Indicor LLC, First Lien, Dollar CME Term Loan, D ,
6.752% , ( 3-month SOFR + 2.75% ), 11/22/29 ....... United States 784,826 788,185 0.18
WEC US Holdings, Inc., First Lien, Initial CME Term Loan ,
6.384% , ( 1-month SOFR + 2.25% ), 1/27/31 ........ United States 1,495,357 1,500,509 0.35
2,288,694 0.53
a a a a a a
f
Electronic Equipment, Instruments & Components
MX Holdings US, Inc., First Lien, Senior USD CME Term
Loan, B , 6.218% , ( 1-month SOFR + 2.25% ), 3/17/32 . United States 407,062 409,097 0.09
g
Sanmina Corp., First Lien, CME Term Loan, B , 5.884% ,
( 12-month SOFR + 2% ), 8/06/32 ................ United States 981,132 983,585 0.23
g
Spectris plc, First Lien, CME Term Loan , 6.844% ,
( 12-month SOFR + 2.75% ), 9/24/32 .............. United Kingdom 213,650 214,451 0.05
1,607,133 0.37
a a a a a a
f
Entertainment
Banijay Entertainment SAS, First Lien, CME Term Loan,
B3 , 6.879% , ( 1-month SOFR + 2.75% ), 3/01/28 ..... France 613,891 617,983 0.14
Playtika Holding Corp., First Lien, CME Term Loan, B1 ,
6.829% , ( 1-month SOFR + 2.75% ), 3/13/28 ........ United States 1,097,895 1,075,739 0.25
TKO Worldwide Holdings LLC, First Lien, CME Term
Loan, B5 , 6.038% , ( 3-month SOFR + 2% ), 11/21/31 .. United States 5,126,182 5,143,432 1.19
6,837,154 1.58
a a a a a a
f
Financial Services
Belfor Holdings, Inc., First Lien, Replacement CME Term
Loan, B5 , 6.913% , ( 1-month SOFR + 2.75% ), 11/01/30 United States 1,155,425 1,159,758 0.27
Boost Newco Borrower LLC, First Lien, CME Term Loan,
B2 , 6.002% , ( 3-month SOFR + 2% ), 1/31/31 ....... United States 3,654,365 3,668,069 0.85
GC Ferry Acquisition I, Inc., First Lien, Initial CME Term
Loan , 7.711% , ( 3-month SOFR + 3.5% ), 8/16/32 .... United States 1,613,480 1,612,924 0.37
Hudson River Trading LLC, First Lien, CME Term Loan,
B1 , 6.782% , ( 1-month SOFR + 2.75% ), 3/18/30 ..... United States 1,383,141 1,386,695 0.32

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Financial Services (continued)
g
Orion US Finco, Inc., First Lien, Initial CME Term Loan ,
7.427% , ( 3-month SOFR + 3.5% ), 10/08/32 ........ United States 1,848,035 $ 1,859,160 0.43
Osaic Holdings, Inc., First Lien, Initial CME Term Loan ,
7.163% , ( 1-month SOFR + 3% ), 8/02/32 .......... United States 2,313,942 2,320,212 0.53
Priority Holdings LLC, First Lien, CME Term Loan, B ,
7.715% , ( 1-month SOFR + 3.75% ), 7/30/32 ........ United States 1,041,640 1,043,463 0.24
g
Red Planet Borrower LLC, First Lien, Initial CME Term
Loan , 7.965% , ( 1-month SOFR + 4% ), 9/08/32 ...... United States 1,800,000 1,775,997 0.41
g
Speed Midco 3 SARL, First Lien, USD CME Term Loan,
B , 6.288% , ( 6-month SOFR + 2.5% ), 10/01/32 ...... Luxembourg 877,193 876,645 0.20
15,702,923 3.62
a a a a a a
f
Food Products
g
Chobani LLC, First Lien, CME Term Loan, B , 5.933% ,
( 12-month SOFR + 2.25% ), 10/22/32 ............. United States 1,090,566 1,094,317 0.25
g
Froneri US, Inc., First Lien, CME Term Loan, B6 , 6.372% ,
( 6-month SOFR + 2.5% ), 8/02/32 ................ United States 796,892 797,435 0.19
Nourish Buyer I, Inc., First Lien, Initial CME Term Loan ,
8.548% , ( 1-month SOFR + 4.5% ), 7/08/32 ......... United States 487,342 488,560 0.11
Simply Good Foods USA, Inc., First Lien, Initial CME
Term Loan , ( TSFR1M + 2% ), 3/17/27 ............. United States — 1 0.00
†
2,380,313 0.55
a a a a a a
f
Ground Transportation
Aggreko Holdings, Inc., First Lien, 2025 Amended USD
CME Term Loan , 7.215% , ( 3-month SOFR + 3% ),
5/21/31 ................................... United Kingdom 1,182,482 1,191,356 0.28
First Student Bidco, Inc., First Lien, 11th Amendment
Repricing CME Term Loan , 6.711% , ( 3-month SOFR +
2.5% ), 8/15/30 .............................. United States 2,852,974 2,860,463 0.66
First Student Bidco, Inc., First Lien, CME Term Loan, C ,
6.711% , ( 1-month SOFR + 2.5% ), 8/15/30 ......... United States 535,746 537,019 0.12
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME
Term Loan, B4 , 7.215% , ( 1-month SOFR + 3.25% ),
1/25/29 ................................... United States 3,250,175 3,203,047 0.74
h
LaserShip, Inc., First Lien, CME Term Loan, B1 , PIK,
5.763% , ( 3-month SOFR + 1.5% ), 8/10/29 ......... United States 2,502,757 1,772,226 0.41
h
LaserShip, Inc., First Lien, CME Term Loan, D , PIK,
5.763% , ( 3-month SOFR + 1.5% ), 8/10/29 ......... United States 1,812,341 519,135 0.12
Savage Enterprises LLC, First Lien, Amendment No. 7
CME Term Loan , 6.606% , ( 1-month SOFR + 2.5% ),
8/05/32 ................................... United States 236,318 237,099 0.05
WWEX Uni Topco Holdings LLC, First Lien, Initial CME
Term Loan , 8.002% , ( 3-month SOFR + 4% ), 7/26/28 . United States 1,476,982 1,476,148 0.34
11,796,493 2.72
a a a a a a
f
Health Care Equipment & Supplies
Bausch + Lomb Corp., First Lien, Third Amendment CME
Term Loan , 8.215% , ( 1-month SOFR + 4.25% ), 1/15/31 United States 562,227 566,444 0.13
Medline Borrower LP, First Lien, 2028 Refinancing CME
Term Loan , 5.965% , ( 1-month SOFR + 2% ), 10/23/28 United States 5,754,373 5,765,393 1.33
Medline Borrower LP, First Lien, 2030 Refinancing CME
Term Loan , 5.965% , ( 1-month SOFR + 2% ), 10/23/30 United States 798,000 799,221 0.19
US Radiology Specialists, Inc. (US Outpatient Imaging
Services, Inc.), First Lien, CME Term Loan , 8.752% ,
( 3-month SOFR + 4.75% ), 12/15/27 .............. United States 1,723,461 1,732,845 0.40
8,863,903 2.05
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Health Care Providers & Services
ADMI Corp., First Lien, Amendment No. 4 Refinancing
CME Term Loan , 7.454% , ( 1-month SOFR + 3.375% ),
12/23/27 .................................. United States 2,386,660 $ 2,254,403 0.52
ADMI Corp., First Lien, Amendment No. 5 CME Term
Loan , 7.829% , ( 1-month SOFR + 3.75% ), 12/23/27 .. United States 1,454,003 1,373,124 0.32
ADMI Corp., First Lien, CME Term Loan, B5 , 9.715% ,
( 1-month SOFR + 5.75% ), 12/23/27 .............. United States 331,753 320,764 0.07
Charlotte Buyer, Inc., First Lien, Second Refinancing
CME Term Loan , 8.298% , ( 1-month SOFR + 4.25% ),
2/11/28 ................................... United States 3,254,983 3,250,312 0.75
CNT Holdings I Corp., First Lien, 2025 Replacement
CME Term Loan , 6.558% , ( 3-month SOFR + 2.25% ),
11/08/32 .................................. United States 2,382,628 2,389,466 0.55
Concentra Health Services, Inc., First Lien, CME Term
Loan, B1 , 5.965% , ( 1-month SOFR + 2% ), 7/28/31 ... United States 305,388 306,630 0.07
Dermatology Intermediate Holdings III, Inc., First Lien,
Initial CME Term Loan , 8.09% , ( 3-month SOFR +
4.25% ), 3/26/29 ............................. United States 2,474,541 2,343,588 0.54
LifePoint Health, Inc., First Lien, 2024-2 Refinancing CME
Term Loan , 7.66% , ( 3-month SOFR + 3.5% ), 5/19/31 . United States 1,096,855 1,097,799 0.25
LifePoint Health, Inc., First Lien, CME Term Loan, B1 ,
7.782% , ( 1-month SOFR + 3.75% ), 5/19/31 ........ United States 3,374,500 3,380,979 0.78
Medical Solutions Holdings, Inc., First Lien, CME Term
Loan , 7.44% , ( 3-month SOFR + 3.5% ), 11/01/28 .... United States 1,432,434 458,379 0.11
MPH Acquisition Holdings LLC, First Lien, Exchange First
Out CME Term Loan , 7.59% , ( 3-month SOFR + 3.75% ),
12/31/30 .................................. United States 250,683 251,049 0.06
MPH Acquisition Holdings LLC, First Lien, Second Out
CME Term Loan , 8.702% , ( 3-month SOFR + 4.6% ),
12/31/30 .................................. United States 585,512 555,200 0.13
National Mentor Holdings, Inc., First Lien, Initial CME
Term Loan , 7.845% , ( 1-month SOFR + 3.75%; 3-month
SOFR + 3.75% ), 3/02/28 ...................... United States 1,956,554 1,905,448 0.44
National Mentor Holdings, Inc., First Lien, Initial CME
Term Loan, C , 7.852% , ( 3-month SOFR + 3.75% ),
3/02/28 ................................... United States 68,346 66,561 0.02
Paradigm Parent LLC, First Lien, Initial CME Term Loan ,
8.553% , ( 12-month SOFR + 4.5% ), 4/16/32 ........ United States 2,315,385 2,072,269 0.48
Pathway Vet Alliance LLC, First Lien, CME Term Loan, A ,
9.308% , ( 3-month SOFR + 5% ), 6/30/28 .......... United States 766,474 777,174 0.18
h
Pathway Vet Alliance LLC, First Lien, CME Term Loan, B ,
PIK, 9.308% , ( 3-month SOFR + 5% ), 6/30/28 ....... United States 2,439,583 1,849,521 0.43
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 ,
6.465% , ( 1-month SOFR + 2.5% ), 2/21/31 ......... United States 955,308 959,292 0.22
Surgery Center Holdings, Inc., First Lien, 2025
Refinancing CME Term Loan , 6.465% , ( 1-month SOFR
+ 2.5% ), 12/19/30 ........................... United States 280,636 281,694 0.06
US Anesthesia Partners, Inc., First Lien, Initial CME Term
Loan , 8.499% , ( 1-month SOFR + 4.25% ), 10/02/28 .. United States 1,564,428 1,567,933 0.36
27,461,585 6.34
a a a a a a
f
Health Care Technology
AthenaHealth Group, Inc., First Lien, Initial CME Term
Loan , 6.715% , ( 1-month SOFR + 2.75% ), 2/15/29 ... United States 3,073,588 3,064,460 0.71
Cotiviti, Inc., First Lien, Amendment No. 2 CME Term
Loan , 6.884% , ( 1-month SOFR + 2.75% ), 3/26/32 ... United States 1,197,000 1,154,728 0.27

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Health Care Technology (continued)
Cotiviti, Inc., First Lien, New CME Term Loan, B , 6.884% ,
( 1-month SOFR + 2.75% ), 5/01/31 ............... United States 1,846,969 $ 1,783,867 0.41
6,003,055 1.39
a a a a a a
f
Hotels, Restaurants & Leisure
Caesars Entertainment, Inc., First Lien, 2023 Incremental
CME Term Loan, B , 6.215% , ( 1-month SOFR + 2.25% ),
2/06/30 ................................... United States 1,815,999 1,807,109 0.42
Entain Holdings Gibraltar Ltd., First Lien, CME Term
Loan, B , 6.252% , ( 3-month SOFR + 2.25% ), 10/31/29 United Kingdom 1,016,129 1,017,801 0.24
Fertitta Entertainment LLC, First Lien, Initial CME Term
Loan, B , 7.215% , ( 1-month SOFR + 3.25% ), 1/29/29 . United States 1,986,539 1,987,045 0.46
Flutter Financing BV, First Lien, 2024 Refinancing CME
Term Loan, B , 5.752% , ( 3-month SOFR + 1.75% ),
12/02/30 .................................. Ireland 1,317,524 1,313,901 0.30
Flynn Restaurant Group LP, First Lien, 2025 CME Term
Loan , 7.715% , ( 1-month SOFR + 3.75% ), 1/28/32 ... United States 3,718,218 3,737,106 0.86
Golden State Foods LLC, First Lien, Initial CME Term
Loan , 8.002% , ( 3-month SOFR + 4% ), 12/04/31 ..... United States 839,004 843,229 0.19
g
Great Canadian Gaming Corp., First Lien, CME Term
Loan, B , 8.753% , ( 3-month SOFR + 4.75% ), 11/01/29 Canada 2,242,356 2,235,349 0.52
Hilton Grand Vacations Borrower LLC, First Lien, Initial
CME Term Loan , 5.965% , ( 1-month SOFR + 2% ),
8/02/28 ................................... United States 918,854 918,091 0.21
IRB Holding Corp., First Lien, 2024 Second Replacement
CME Term Loan, B , 6.465% , ( 1-month SOFR + 2.5% ),
12/15/27 .................................. United States 3,980,711 3,990,742 0.92
Light & Wonder International, Inc., First Lien, CME Term
Loan, B2 , 6.287% , ( 1-month SOFR + 2.25% ), 4/16/29 United States 1,660,397 1,667,661 0.38
Ontario Gaming GTA LP, First Lien, CME Term Loan, B ,
8.24% , ( 3-month SOFR + 4.25% ), 8/01/30 ......... Canada 3,220,926 3,029,024 0.70
Penn Entertainment, Inc., First Lien, CME Term Loan, B ,
6.465% , ( 1-month SOFR + 2.5% ), 5/03/29 ......... United States 1,326,931 1,331,038 0.31
g
Raising Cane's Restaurants LLC, First Lien, CME Term
Loan, B , 5.683% , ( 12-month SOFR + 2% ), 10/25/32 .. United States 1,277,891 1,277,622 0.29
Sabre GLBL, Inc., First Lien, CME Term Loan, B , 8.315% ,
( 1-month SOFR + 4.25% ), 6/30/28 ............... United States 2,185,032 2,038,449 0.47
Scientific Games Holdings LP, First Lien, 2024
Refinancing Dollar CME Term Loan , 6.934% , ( 3-month
SOFR + 3% ), 4/04/29 ......................... United States 1,698,043 1,680,214 0.39
Whatabrands LLC, First Lien, 2024-2 Refinancing CME
Term Loan. B , 6.465% , ( 1-month SOFR + 2.5% ),
8/03/28 ................................... United States 1,639,125 1,644,608 0.38
30,518,989 7.04
a a a a a a
f
Household Durables
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing
CME Term Loan, B , 7.129% , ( 1-month SOFR + 3% ),
7/31/28 ................................... United States 2,242,154 2,249,576 0.52
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 ,
7.252% , ( 3-month SOFR + 3.25% ), 1/16/32 ........ Netherlands 1,420,442 1,426,145 0.33
3,675,721 0.85
a a a a a a
Household Products
f
Energizer Holdings, Inc., First Lien, Initial CME Term
Loan , 6.002% , ( 1-month SOFR + 2% ), 3/19/32 ...... United States 119,246 119,618 0.03

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Independent Power and Renewable Electricity Producers
Calpine Construction Finance Co. LP, First Lien,
Refinancing CME Term Loan , 6.163% , ( 1-month SOFR
+ 2% ), 7/19/30 .............................. United States 796,000 $ 797,620 0.18
Calpine Corp., First Lien, 2024 CME Term Loan , 5.715% ,
( 1-month SOFR + 1.75% ), 1/31/31 ............... United States 995,000 995,274 0.23
Talen Energy Supply LLC, First Lien, 2024-1 Incremental
CME Term Loan, B , 6.733% , ( 3-month SOFR + 2.5% ),
12/11/31 .................................. United States 320,448 321,350 0.08
g
Talen Energy Supply LLC, First Lien, CME Term Loan, B ,
5.759% , ( 12-month SOFR + 2% ), 10/12/32 ......... United States 335,051 335,261 0.08
Talen Energy Supply LLC, First Lien, Initial CME Term
Loan, B , 6.733% , ( 3-month SOFR + 2.5% ), 5/17/30 .. United States 3,204,893 3,212,681 0.74
5,662,186 1.31
a a a a a a
f
Insurance
Acrisure LLC, First Lien, 2025 Refinancing CME Term
Loan, B , 7.215% , ( 1-month SOFR + 3.25% ), 6/21/32 . United States 524,234 525,492 0.12
Acrisure LLC, First Lien, CME Term Loan, B6 , 7.163% ,
( 1-month SOFR + 3% ), 11/06/30 ................ United States 3,561,605 3,563,831 0.82
Alliant Holdings Intermediate LLC, First Lien, Initial CME
Term Loan , 6.666% , ( 1-month SOFR + 2.5% ), 9/19/31 United States 4,386,241 4,386,987 1.01
AmWINS Group, Inc., First Lien, Initial CME Term Loan ,
6.252% , ( 3-month SOFR + 2.25% ), 1/30/32 ........ United States 1,313,643 1,316,835 0.30
Asurion LLC, First Lien, New CME Term Loan, B10 ,
8.065% , ( 1-month SOFR + 4% ), 8/21/28 .......... United States 959,579 961,978 0.22
Asurion LLC, First Lien, New CME Term Loan, B11 ,
8.327% , ( 1-month SOFR + 4.25% ), 8/21/28 ........ United States 1,128,085 1,133,212 0.26
Asurion LLC, Second Lien, New CME Term Loan, B3 ,
9.329% , ( 1-month SOFR + 5.25% ), 1/31/28 ........ United States 2,652,263 2,605,437 0.60
Asurion LLC, Second Lien, New CME Term Loan, B4 ,
9.329% , ( 1-month SOFR + 5.25% ), 1/19/29 ........ United States 3,248,036 3,105,707 0.72
Broadstreet Partners Group LLC, First Lien, 2024 CME
Term Loan, B , 6.715% , ( 1-month SOFR + 2.75% ),
6/16/31 ................................... United States 2,317,273 2,325,291 0.54
CRC Insurance Group LLC, First Lien, CME Term Loan,
B , 6.752% , ( 3-month SOFR + 2.75% ), 5/06/31 ...... United States 1,904,248 1,905,457 0.44
HUB International Ltd., First Lien, 2025 Incremental CME
Term Loan , 6.12% , ( 3-month SOFR + 2.25% ), 6/20/30 United States 6,362,582 6,390,673 1.48
OneDigital Borrower LLC, First Lien, 2025 Refinancing
CME Term Loan , 6.965% , ( 1-month SOFR + 3% ),
7/02/31 ................................... United States 1,884,760 1,888,680 0.44
Sedgwick Claims Management Services, Inc., First Lien,
2024 CME Term Loan , 6.465% , ( 1-month SOFR +
2.5% ), 7/31/31 .............................. United States 5,682,047 5,687,189 1.31
35,796,769 8.26
a a a a a a
f
IT Services
Barracuda Networks, Inc., First Lien, Initial CME Term
Loan , 8.34% , ( 3-month SOFR + 4.5% ), 8/15/29 ..... United States 1,618,702 1,354,651 0.31
Fortress Intermediate 3, Inc., First Lien, CME Term Loan,
B , 7.106% , ( 1-month SOFR + 3% ), 6/27/31 ........ United States 1,962,389 1,969,748 0.46
Gainwell Acquisition Corp., First Lien, CME Term Loan, B ,
8.102% , ( 3-month SOFR + 4% ), 10/01/27 .......... United States 1,409,311 1,398,741 0.32
MH Sub I LLC, First Lien, 2024 December New CME
Term Loan , 8.215% , ( 1-month SOFR + 4.25% ),
12/31/31 .................................. United States 3,756,250 3,036,928 0.70
7,760,068 1.79
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Machinery
CPM Holdings, Inc., First Lien, Initial CME Term Loan ,
8.634% , ( 1-month SOFR + 4.5% ), 9/28/28 ......... United States 1,268,482 $ 1,266,104 0.29
Crosby US Acquisition Corp., First Lien, Amendment No.
4 Replacement CME Term Loan , 7.663% , ( 1-month
SOFR + 3.5% ), 8/16/29 ....................... United States 821,541 827,920 0.19
Madison Safety & Flow LLC, First Lien, 2025 Incremental
CME Term Loan , 6.908% , ( 12-month SOFR + 2.75% ),
9/26/31 ................................... United States 828,730 833,566 0.19
TK Elevator Midco GmbH, First Lien, CME Term Loan,
B1 , 7.197% , ( 6-month SOFR + 3% ), 4/30/30 ....... Germany 1,907,984 1,921,902 0.45
4,849,492 1.12
a a a a a a
f
Media
Cengage Learning, Inc., First Lien, 2024 Refinancing
CME Term Loan , 7.631% , ( 1-month SOFR + 3.5%;
3-month SOFR + 3.5% ), 3/24/31 ................ United States 798,385 789,155 0.18
CMG Media Corp., First Lien, CME Term Loan , 7.602% ,
( 3-month SOFR + 3.5% ), 6/18/29 ................ United States 1,895,205 1,757,802 0.41
DIRECTV Financing LLC, First Lien, 2024 Refinancing
CME Term Loan, B , 9.82% , ( 3-month SOFR + 5.25% ),
8/02/29 ................................... United States 194,423 194,991 0.05
Gray Media, Inc., First Lien, CME Term Loan, D , 7.249% ,
( 1-month SOFR + 3% ), 12/01/28 ................ United States 406,588 407,743 0.09
iHeartCommunications, Inc., First Lien, Refinanced CME
Term Loan, B , 9.854% , ( 1-month SOFR + 5.775% ),
5/01/29 ................................... United States 1,270,696 1,138,594 0.26
McGraw-Hill Education, Inc., First Lien, CME Term Loan,
B , 6.815% , ( 1-month SOFR + 2.75% ), 8/06/31 ...... United States 349,509 349,509 0.08
4,637,794 1.07
a a a a a a
f
Oil, Gas & Consumable Fuels
EPIC Crude Services LP, First Lien, CME Term Loan ,
6.34% , ( 3-month SOFR + 2.5% ), 10/15/31 ......... United States 1,114,208 1,120,876 0.26
UGI Energy Services LLC, First Lien, Initial CME Term
Loan , 6.465% , ( 1-month SOFR + 2.5% ), 2/22/30 .... United States 1,248,351 1,256,415 0.29
2,377,291 0.55
a a a a a a
Paper & Forest Products
f
Magnera Corp., First Lien, CME Term Loan , 8.449% ,
( 3-month SOFR + 4.25% ), 11/04/31 .............. United States 931,306 882,878 0.20
f
Passenger Airlines
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental
CME Term Loan , 7.134% , ( 3-month SOFR + 3.25% ),
5/28/32 ................................... United States 481,452 483,859 0.11
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan ,
6.134% , ( 3-month SOFR + 2.25% ), 4/20/28 ........ United States 3,864,538 3,873,330 0.89
WestJet Loyalty LP, First Lien, Initial CME Term Loan ,
7.252% , ( 3-month SOFR + 3.25% ), 2/14/31 ........ Canada 3,005,920 3,020,017 0.70
7,377,206 1.70
a a a a a a
Personal Care Products
f
Knowlton Development Corp., Inc., First Lien, Dollar CME
Term Loan , 7.465% , ( 1-month SOFR + 3.5% ), 8/15/28 Canada 441,176 444,090 0.10
f
Pharmaceuticals
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing
CME Term Loan , 7.965% , ( 1-month SOFR + 4% ),
4/23/31 ................................... United States 365,764 364,163 0.08

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Pharmaceuticals (continued)
Organon & Co., First Lien, 2024 Refinancing Dollar CME
Term Loan , 6.241% , ( 1-month SOFR + 2.25% ), 5/19/31 United States 868,359 $ 788,305 0.18
Southern Veterinary Partners LLC, First Lien, 2025 New
CME Term Loan , 6.365% , ( 3-month SOFR + 2.5% ),
12/04/31 .................................. United States 672,198 672,528 0.16
1,824,996 0.42
a a a a a a
f
Professional Services
AlixPartners LLP, First Lien, 2025 Dollar CME Term Loan ,
5.965% , ( 1-month SOFR + 2% ), 8/12/32 .......... United States 2,513,089 2,506,454 0.58
CHG Healthcare Services, Inc., First Lien, Amendment
No. 7 Refinancing CME Term Loan , 6.913% , ( 1-month
SOFR + 2.75% ), 9/29/28 ...................... United States 1,087,674 1,092,057 0.25
CoreLogic, Inc., First Lien, Initial CME Term Loan ,
7.579% , ( 1-month SOFR + 3.5% ), 6/02/28 ......... United States 2,560,000 2,563,840 0.59
Ensemble RCM LLC, First Lien, CME Term Loan, B ,
6.84% , ( 3-month SOFR + 3% ), 8/01/29 ........... United States 269,222 270,603 0.06
Grant Thornton Advisors LLC, First Lien, 2025
Incremental CME Term Loan , 6.465% , ( 1-month SOFR
+ 2.5% ), 6/02/31 ............................ United States 770,024 768,708 0.18
Grant Thornton Advisors LLC, First Lien, 2025-2
Incremental CME Term Loan , 6.965% , ( 1-month SOFR
+ 3% ), 6/02/31 .............................. United States 1,700,000 1,706,834 0.39
Ingenovis Health, Inc., First Lien, Initial CME Term Loan ,
8.71% , ( 3-month SOFR + 4.25% ), 3/06/28 ......... United States 1,751,513 582,378 0.14
Soliant Lower Intermediate LLC, First Lien, Initial CME
Term Loan , 7.794% , ( 6-month SOFR + 3.75% ), 7/18/31 United States 1,353,914 1,250,678 0.29
10,741,552 2.48
a a a a a a
Real Estate Management & Development
f
Cushman & Wakefield US Borrower LLC, First Lien,
2025-2 CME Term Loan , 6.715% , ( 1-month SOFR +
2.75% ), 1/31/30 ............................. United States 88,543 88,912 0.02
Semiconductors & Semiconductor Equipment
f
MKS, Inc., First Lien, 2025-1 Dollar CME Term Loan, B ,
5.991% , ( 1-month SOFR + 2% ), 8/17/29 .......... United States 1,351,081 1,355,790 0.31
f
Software
g
Avalara, Inc., First Lien, First Amendment CME Term
Loan , 6.735% , ( 3-month SOFR + 2.75% ), 3/26/32 ... United States 1,300,000 1,304,232 0.30
Azalea Topco, Inc., First Lien, 2025 Refinancing CME
Term Loan , 6.965% , ( 1-month SOFR + 3% ), 4/30/31 . United States 997,500 1,000,039 0.23
Boxer Parent Co., Inc., First Lien, 2031 Replacement
Dollar CME Term Loan , 7.199% , ( 3-month SOFR +
3% ), 7/30/31 ............................... United States 895,500 890,655 0.20
Central Parent LLC, First Lien, 2024 Refinancing CME
Term Loan , 7.252% , ( 3-month SOFR + 3.25% ), 7/06/29 United States 1,726,156 1,426,617 0.33
Cloud Software Group, Inc., First Lien, Incremental CME
Term Loan, B , 7.252% , ( 3-month SOFR + 3.25% ),
3/21/31 ................................... United States 1,206,863 1,208,469 0.28
Cloud Software Group, Inc., First Lien, Initial Dollar CME
Term Loan, B , 7.252% , ( 3-month SOFR + 3.25% ),
8/16/32 ................................... United States 1,452,753 1,454,460 0.34
Cloudera, Inc., First Lien, Initial CME Term Loan , 8.013% ,
( 1-month SOFR + 3.75% ), 10/09/28 .............. United States 1,873,156 1,803,615 0.42
Cloudera, Inc., Second Lien, Initial CME Term Loan ,
10.263% , ( 1-month SOFR + 6% ), 10/10/29 ......... United States 1,000,000 893,375 0.21

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Software (continued)
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan ,
7.829% , ( 1-month SOFR + 3.75% ), 12/09/31 ....... United States 905,978 $ 907,110 0.21
ConnectWise LLC, First Lien, Initial CME Term Loan ,
7.763% , ( 3-month SOFR + 3.5% ), 9/29/28 ......... United States 781,726 783,817 0.18
g
Dawn Bidco LLC, First Lien, CME Term Loan , 6.759% ,
( 12-month SOFR + 3% ), 10/07/32 ............... United States 4,000,000 3,991,420 0.92
ECI Macola/Max Holding LLC, First Lien, 2025 Repricing
CME Term Loan , 6.752% , ( 3-month SOFR + 2.75% ),
5/09/30 ................................... United States 1,880,820 1,887,685 0.44
Epicor Software Corp., First Lien, CME Term Loan, E ,
6.465% , ( 1-month SOFR + 2.5% ), 5/30/31 ......... United States 2,283,302 2,290,916 0.53
Genesys Cloud Services, Inc., First Lien, 2025 Dollar
CME Term Loan , 6.663% , ( 1-month SOFR + 2.5% ),
1/30/32 ................................... United States 2,612,595 2,587,776 0.60
IGT Holding IV AB, First Lien, CME Term Loan, B8 ,
6.951% , ( 3-month SOFR + 3% ), 9/02/31 .......... Sweden 987,459 992,396 0.23
McAfee Corp., First Lien, CME Term Loan, B1 , 6.965% ,
( 1-month SOFR + 3% ), 3/01/29 ................. United States 3,408,324 3,244,997 0.75
Mermaid Bidco, Inc., First Lien, USD CME Term Loan, B ,
7.571% , ( 3-month SOFR + 3.25% ), 7/03/31 ........ United States 1,624,518 1,630,610 0.38
PointClickCare Technologies, Inc., First Lien, 2025
CME Term Loan , 6.752% , ( 3-month SOFR + 2.75% ),
11/03/31 .................................. Canada 663,333 665,821 0.15
Polaris Newco LLC, First Lien, Dollar CME Term Loan ,
8.102% , ( 3-month SOFR + 4% ), 6/02/28 .......... United States 1,221,773 1,171,290 0.27
Project Alpha Intermediate Holding, Inc., First Lien,
Second Amendment Refinancing CME Term Loan ,
7.252% , ( 3-month SOFR + 3.25% ), 10/28/30 ....... United States 1,622,175 1,624,487 0.37
Project Boost Purchaser LLC, First Lien, Initial CME Term
Loan , 6.668% , ( 1-month SOFR + 2.75% ), 7/16/31 ... United States 2,272,398 2,270,330 0.52
Proofpoint, Inc., First Lien, CME Term Loan ,
g
6.785%, (12-month SOFR + 3%), 8/31/28 .......... United States 444,444 447,169 0.10
6.965%, (1-month SOFR + 3%), 8/31/28 .......... United States 1,663,967 1,674,167 0.39
Rocket Software, Inc., First Lien, CME Term Loan ,
7.715% , ( 1-month SOFR + 3.75% ), 11/28/28 ....... United States 1,546,770 1,542,764 0.36
Sophos Holdings LLC, First Lien, Dollar CME Term Loan ,
7.579% , ( 1-month SOFR + 3.5% ), 3/05/27 ......... United States 1,469,012 1,472,074 0.34
Sovos Compliance LLC, First Lien, Amendment No.
3 Replacement CME Term Loan , 7.215% , ( 1-month
SOFR + 3.25% ), 8/13/29 ...................... United States 1,174,932 1,176,606 0.27
UKG, Inc., First Lien, Initial CME Term Loan , 6.338% ,
( 3-month SOFR + 2.5% ), 2/10/31 ................ United States 6,035,748 6,041,875 1.39
Waystar Technologies, Inc., First Lien, Initial CME Term
Loan , 5.965% , ( 1-month SOFR + 2% ), 10/22/29 ..... United States 871,516 872,788 0.20
Zelis Payments Buyer, Inc., First Lien, Amendment No. 5
CME Term Loan , 7.413% , ( 1-month SOFR + 3.25% ),
11/26/31 .................................. United States 571,617 567,687 0.13
47,825,247 11.04
a a a a a a
f
Specialty Retail
AIP RD Buyer Corp., First Lien, CME Term Loan , 7.465% ,
( 1-month SOFR + 3.5% ), 12/23/30 ............... United States 2,460,420 2,467,728 0.57
h
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
10.263% , ( 1-month SOFR + 6% ), 10/07/26 ......... United States 5,077,709 3,554,396 0.82
Great Outdoors Group LLC, First Lien, CME Term Loan,
B , 7.215% , ( 1-month SOFR + 3.25% ), 1/23/32 ...... United States 1,771,276 1,773,490 0.41
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B ,
8.513% , ( 3-month SOFR + 4.25% ), 4/17/28 ........ United States 814,474 781,166 0.18

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Specialty Retail (continued)
Petco Health & Wellness Co., Inc., First Lien, Initial CME
Term Loan , 7.513% , ( 3-month SOFR + 3.25% ), 3/03/28 United States 1,110,943 $ 1,097,112 0.25
RealTruck Group, Inc., First Lien, Initial CME Term Loan ,
8.028% , ( 1-month SOFR + 3.75% ), 1/31/28 ........ United States 617,562 544,226 0.13
g
RealTruck Group, Inc., First Lien, Second Amendment
Incremental CME Term Loan , 9.079% , ( 1-month SOFR
+ 5% ), 1/31/28 .............................. United States 1,453,077 1,293,239 0.30
Specialty Building Products Holdings LLC, First Lien,
Initial CME Term Loan , 7.815% , ( 1-month SOFR +
3.75% ), 10/16/28 ............................ United States 689,286 662,810 0.15
White Cap Supply Holdings LLC, First Lien, CME Term
Loan, C , 7.215% , ( 1-month SOFR + 3.25% ), 10/19/29 United States 1,546,513 1,552,058 0.36
13,726,225 3.17
a a a a a a
f
Textiles, Apparel & Luxury Goods
ABG Intermediate Holdings 2 LLC, First Lien, CME Term
Loan, B1 , 6.215% , ( 1-month SOFR + 2.25% ), 12/21/28 United States 1,163,584 1,164,421 0.27
Beach Acquisition Bidco LLC, First Lien, CME Term Loan,
B1 , 7.308% , ( 3-month SOFR + 3.25% ), 9/13/32 ..... United States 101,095 101,769 0.02
Flash Charm, Inc., First Lien, CME Term Loan, B2 ,
7.796% , ( 3-month SOFR + 3.5% ), 3/02/28 ......... United States 1,547,104 1,386,592 0.32
Hanesbrands, Inc., First Lien, CME Term Loan, B ,
6.715% , ( 1-month SOFR + 2.75% ), 3/08/32 ........ United States 714,527 718,100 0.17
3,370,882 0.78
a a a a a a
Water Utilities
f
Deep Blue Operating I LLC, First Lien, Initial CME Term
Loan , 6.884% , ( 1-month SOFR + 2.75% ), 10/01/32 .. United States 477,327 479,418 0.11
Wireless Telecommunication Services
f
Crown Subsea Communications Holding, Inc., First Lien,
2025 CME Term Loan , 7.465% , ( 1-month SOFR +
3.5% ), 1/30/31 .............................. United States 1,501,799 1,513,062 0.35
Total Senior Floating Rate Interests (Cost $388,425,719) ..................
375,190,028 86.58
Shares/Units
Escrows and Litigation Trusts
a,b
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 19,736 0.00
†
a,b
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 21,067 0.01
Total Escrows and Litigation Trusts (Cost $–) ............................
40,803 0.01
Total Long Term Investments (Cost $430,968,328) ........................
411,204,144 94.89
a
Short Term Investments
a a
Country Shares
a
Value
% of Net
Assets
a a a a a a
Money Market Funds
c,i
Franklin Institutional U.S. Government Money Market
Fund, 4.038% .............................. United States 27,898,056 27,898,056 6.44
Total Money Market Funds (Cost $27,898,056) ...........................
27,898,056 6.44

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 22 .
Short Term Investments
(continued)
a a
Country Shares a Value
% of Net
Assets
a a a a a a
Investments from Cash Collateral Received
for Loaned Securities
Money Market Funds
c,i
Franklin Institutional U.S. Government Money Market
Fund, 4.038% .............................. United States 3,997,000 $ 3,997,000 0.92
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $3,997,000) .....................................................
3,997,000 0.92
Total Short Term Investments (Cost $31,895,056 ) .........................
31,895,056 7.36
a
Total Investments (Cost $462,863,384) ..................................
$443,099,200 102.25
Other Assets, less Liabilities ...........................................
(9,731,852) (2.25)
Net Assets ...........................................................
$433,367,348 100.00
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.01% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
See Note 4 regarding investments in affiliated management investment companies.
d
A portion or all of the security is on loan at October 31, 2025.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $21,982,745, representing 5.1% of net assets.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis.
h
Income may be received in additional securities and/or cash.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Floating Rate Master Series (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The shares are exempt from registration under the Securities Act of 1933.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedule of of Investments.

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
At October 31, 2025, unfunded commitments were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended October 31,
2025, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
Clydesdale Acquisition Holdings, Inc. $ 39,409
GC Ferry Acquisition I, Inc. 275,472
Signia Aerospace LLC 44,764
$ 359,645
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $— $57,935,328 $(30,037,272) $— $— $27,898,056 27,898,056 $108,985
Franklin Senior Loan ETF .... 2,723,390 — — — (46,549) 2,676,841 112,166 32,026
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $— $9,626,000 $(5,629,000) $— $— $3,997,000 3,997,000 $12,260
Total Affiliated Securities ... $2,723,390 $67,561,328 $(35,666,272) $— $(46,549) $34,571,897 $153,271
3. Unfunded Loan Commitments
(continued)

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Industrial Machinery & Supplies & Components $ — $ — $ 6,247,826 $ 6,247,826
Leisure Facilities ....................... — 28,333 — 28,333
Oil & Gas Exploration & Production ......... 1,045,668 — — 1,045,668
Management Investment Companies ......... 6,668,741 — — 6,668,741
Warrants .............................. — — —
a
—
Corporate Bonds ........................ — 21,982,745 — 21,982,745
Senior Floating Rate Interests ............... — 374,961,501 228,527 375,190,028
Escrows and Litigation Trusts ............... — — 40,803 40,803
Short Term Investments ................... 31,895,056 — — 31,895,056
Total Investments in Securities ........... $39,609,465 $396,972,579 $6,517,156 $443,099,200
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $224 $— $224
Total Other Financial Instruments ......... $— $224 $— $224
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 137 $ — $ 137
$— $— $— $—
Total Other Financial Instruments ......... $— $137 $— $137
a
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2025, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Machinery ......... $ 5,802,834 $ — $ — $ — $ — $ — $ — $ 444,992 $ 6,247,826 $ 444,992
Warrants :
Machinery ......... 1 — — — — — — (1) —
b
(1)
Senior Floating Rate
Interests :
Containers & Packaging — 224,046 — — — 14,268 — (9,787) 228,527 (9,787)
Escrows and Litigation
Trusts : —
b
— — — — — — 40,803 40,803 40,803
Total Investments in
Securities ............ $5,802,835 $224,046 $— $— $— $14,268 $— $476,007 $6,517,156 $476,007
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks:
Machinery. . . . . . . $6,247,826 Market comparables Discount for lack of marketability
5.6% Decrease
EBITDA $35.4 mil Increase
EV/EBITDA multiple 8.3x Increase
All Other Investments. . . . 269,330
b,c
Total. . . . . . . . . . . . . . . . . . $6,517,156
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
Cu r rency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.